LIBERTY FLOATING
                                    RATE FUND

                                  Annual Report
                                 August 31, 2002

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

                                LIBERTY FLOATING
                                    RATE FUND

                                  Annual Report
                                 August 31, 2002

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

President's Message

[photo of Keith T. Banks]

Dear Shareholder:

Over the past 12 months, the environment for the syndicated loan market was shaped primarily by high default rates in the corporate bond market, which hit record levels during the period. Bankruptcies of bellwether companies -- WorldCom in the telecommunications industry and Enron in the utilities industry, neither of which were in Liberty Floating Rate Fund's portfolio--put pressure on loan prices in both sectors. Declining interest rates, which are generally positive for stocks and bonds, were also a negative factor because yields on floating-rate loans were adjusted downward to reflect lower current rates.

Yet the negative returns recorded by floating rate funds and their corresponding index were relatively small compared to the losses in the stock and high yield bond markets. As such, the fund provided investors with a degree of insulation from a much more volatile capital market environment and continued to pay an attractive dividend.

In the report that follows, portfolio managers Brian Good and Jim Fellows provide more detailed information about the market and their strategy in managing the fund during the year. As always, we thank you for choosing Liberty Funds.

Sincerely,


/s/ Keith T. Banks

Keith T. Banks
President

Net asset value per share as of  8/31/02 ($)
         Class A                8.83
         Class B                8.83
         Class C                8.83
         Class Z                8.83

Distributions declared per share 9/1/01-8/31/02 ($)
         Class A                0.54
         Class B                0.51
         Class C                0.50
         Class Z                0.58



             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

Performance Information

Value of an $10,000 investment
12/17/98--8/31/02

Performance of a $10,000 investment
12/17/98--8/31/02 ($)

            without sales with sales
               charge       charge
-----------------------------------------
 Class A      11,587        11,184
-----------------------------------------
 Class B      11,458        11,325
-----------------------------------------
 Class C      11,409        11,409
-----------------------------------------
 Class Z      11,703          n/a
-----------------------------------------


[mountain chart data]:


                  Class A shares        Class A shares        CSFB Leveraged
            without sales charge     with sales charge            Loan Index

12/1998                $10,000.0              $9,650.0
                        10,011.0               9,660.6             $10,000.0
                        10,084.1               9,731.1              10,026.1
                        10,157.7               9,802.2               9,982.4
                        10,249.1               9,890.4              10,043.4
                        10,325.0               9,963.6              10,116.2
                        10,386.9              10,023.4              10,246.4
                        10,457.5              10,091.5              10,338.9
                        10,521.3              10,153.1              10,407.8
                        10,553.9              10,184.6              10,370.1
                        10,615.2              10,243.6              10,345.7
                        10,661.9              10,288.7              10,330.8
                        10,706.6              10,331.9              10,397.8
                        10,779.5              10,402.2              10,469.0
                        10,856.0              10,476.0              10,570.9
                        10,939.6              10,556.7              10,605.8
                        10,974.6              10,590.5              10,521.9
                        11,051.4              10,664.6              10,560.4
                        11,132.1              10,742.5              10,648.8
                        11,223.4              10,830.5              10,713.9
                        11,309.8              10,913.9              10,790.4
                        11,386.7              10,988.1              10,846.1
                        11,457.3              11,056.3              10,880.7
                        11,498.5              11,096.1              10,885.9
                        11,527.3              11,123.8              10,910.0
                        11,571.1              11,166.1              10,986.3
                        11,671.8              11,263.2              11,052.5
                        11,700.9              11,291.4              11,148.2
                        11,655.3              11,247.4              11,161.0
                        11,541.1              11,137.1              11,114.6
                        11,654.2              11,246.3              11,247.7
                        11,663.5              11,255.3              11,261.2
                        11,795.3              11,382.5              11,289.9
                        11,905.0              11,488.3              11,380.6
                        11,783.6              11,371.1              11,162.8
                        11,586.8              11,181.2              10,988.1
                        11,693.4              11,284.1              11,161.4
                        11,798.6              11,385.7              11,277.1
                        11,955.5              11,537.1              11,338.8
                        11,851.5              11,436.7              11,295.7
                        11,996.1              11,576.2              11,426.6
                        12,134.1              11,709.4              11,548.9
                        12,177.8              11,751.5              11,541.0
                        12,013.4              11,592.9              11,367.3
                        11,693.8              11,284.5              11,194.7
8/31/02                 11,587.0              11,184.0              11,162.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index. Securities in the fund may not match those in the index. Index performance is from 12/31/98.


Average annual total return as of 8/31/02 (%)
Share class                        A                          B                           C                     Z
Inception                       11/2/99                    11/2/99                     11/2/99              12/17/98
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                   -2.67         -6.09         -3.02         -6.00         -3.16          -4.08         -2.33
-------------------------------------------------------------------------------------------------------------------
Life                      4.06          3.07          3.74          3.42          3.63           3.63          4.34
-------------------------------------------------------------------------------------------------------------------

Average annual total return as of 6/30/02 (%)
Share class                        A                          B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                    3.02         -0.62          2.66         -0.49          2.51           1.54          3.38
-------------------------------------------------------------------------------------------------------------------
Life                      5.34          4.29          5.02          4.67          4.90           4.90          5.62
-------------------------------------------------------------------------------------------------------------------



Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.50% sales charge for class A shares, the appropriate class B share early withdrawal charge (EWC) for the holding period after purchase as follows: first year - 3.25%, second year - 3.00%, third year - 2.00%, fourth year - 1.50%, fifth year - 1.00%, thereafter - 0% and the class C share EWC of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, B and C share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, B and C shares would have been lower.

Portfolio Managers' Report

30-day SEC yield as of 8/31/02 (%)
                                    After
                               reimbursement

Class A                            5.90
Class B                            5.74
Class C                            5.60
Class Z                            6.48


The 30-day SEC yield reflects the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 5.62% for class A shares, 5.46% for class B shares, 5.32% for class C shares and 6.20% for class Z shares.

Top 10 issuers as of 8/31/02 (%)

Century Cable Holdings             1.8
Tyco International Group           1.7
Allied Waste North America         1.5
Washington Group International     1.4
Mission Energy Holding             1.3
1424666 Ontario Ltd.               1.3
Vought Aircraft Industries         1.2
Riverwood International            1.2
Gray Communications Systems        1.1
Aladdin Gaming                     1.1

Holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain this breakdown in the future.

For the 12-month period that ended August 31, 2002, Liberty Floating Rate Fund class A shares delivered a total return of negative 2.67% without a sales charge. That was lower than the return of the fund's benchmark, the CSFB Leveraged Loan Index, which was negative 1.92% for the period. The fund also underperformed its peers, as indicated by a 12-month return of negative 1.68% for the Lipper Loan Participation Funds Average.1

PRESSURE ON KEY SECTORS HURT PERFORMANCE

Corporate scandals and high default rates in the cable television and wireless telecommunications sectors hurt the fund's returns, especially in the second half of the 12-month reporting period. In general, the fund's relatively high weighting in the cable industry, which came under severe pressure during the year, brought performance down relative to our benchmark. The fund's investments in Charter Communications (0.9% of net assets) and in Adelphia subsidiaries, Century Cable Holdings LLC (1.8% of net assets) and Olympus Cable Holdings (0.6% of net assets), were a drag on performance.2 Although Adelphia's stock has lost most of its value, we held onto our loan positions and added to them as their prices declined because we believe that the companies' assets support the loans that are outstanding. Adelphia continues to make the interest payments on its loans. And as owners of senior secured debt, we have the benefit of the underlying operations, which is the real cash-producing entity inside the company.

OPPORTUNISTIC STRATEGY TARGETS UNDERVALUED INDUSTRIES

In fact, the volatility that has beset the telecommunications sector, in general, has given us reason to become more opportunistic in our strategy. In that vein, we increased our exposure to wireless communications and cable during the period because we believe both industries offer value. In addition, we believe that our investments in wireless providers, such as Nextel Finance (0.9% of net assets), and cable companies, such as Charter Communications, have the potential to benefit from further consolidation within both industries. We expect the trend toward consolidation to be aided by the outcome of the Federal Communications Commission's current review of rules that govern concentration in radio and cable industries and by a recent decision to

-----------------

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

2  Holdings are disclosed as of August 31, 2002 and are subject to change.

eliminate certain types of licenses in the wireless industry, which could spark a new wave of consolidation among larger carriers.

We also established a position in Tyco, the multinational conglomerate that is being investigated for fraudulent management practices. We bought the loans after their prices came down and they were essentially flat performers during the period.

LOOKING AHEAD

Pressure on the syndicated loan market is likely to continue as long as corporate bond default rates remain high and the economy struggles to gain solid footing. However, if interest rates have bottomed and default rates have peaked, which we believe they have, there are reasons to be optimistic that the loan environment has the potential to turn around. We believe that the fund is well positioned for such a recovery because we have taken a long-term view on opportunities offered by undervalued loans in undervalued industries.

/s/ Brian Good                      /s/ Jim Fellows

Brian Good                          Jim Fellows

Brian Good and Jim Fellows, senior vice presidents of Stein Roe & Farnham Incorporated, have been portfolio managers of the Liberty Floating Rate Fund since its inception.


Portfolio quality breakdown
as of 8/31/02 (dollar-weighted %)


[pie chart data]:

Baa2:               0.2
Ba1:                0.8
Ba2:                8.2
Ba3:               23.4
B1:                20.4
B2:                10.0
B3:                 7.7
Caa1:               3.6
Caa2:               3.3
Non-rated:          5.3
Withdrawn:          0.9
Other:             16.2

Quality breakdowns are calculated as a percentage of total investments. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain these quality breakdowns in the future. Source: Moody's Credit Rating

TOP 5 SECTORS as of 8/31/02 (%)

[bar chart data]:

Diversified manufacturing           6.0
Wireless telecommunications         5.8
Healthcare services                 4.0
Cable television                    4.0
Auto parts                          3.8


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain this breakdown in the future.

Just like any other investment, floating rate loan investments present financial risks. Defaults of the loans in the portfolio could reduce the fund's net asset value and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could mean that the fund managers have to replace the loan with a lower- yielding security, which could affect the valuation of the portfolio's holdings.

The fund is a continuously offered, closed-end management investment company and provides limited liquidity through a quarterly tender offer for between 5% and 25% of outstanding shares. Each quarter, the fund's trustees must approve the actual tender amount. Please read the prospectus carefully for more details.

The fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holding can have a greater impact on the fund's NAV than could a default in a more diversified portfolio.

Unlike floating rate loans, some fixed-income investments may be covered by FDIC insurance or other guarantees relating to timely payment of principal and interest. Some may also provide tax benefits.

Investment Portfolio

August 31, 2002

VARIABLE RATE SENIOR
LOAN INTERESTS (a) - 83.8%            PAR         VALUE
-------------------------------------------------------
AEROSPACE/DEFENSE - 2.5%
DeCrane Aircraft Holdings, Inc.,
   Term Loan B       09/30/05 $ 2,897,432   $ 2,855,506
DRS Technologies,
   Term Loan         09/30/08   1,985,000     2,000,645
Titan Corp.,
   Term Loan B       06/30/09   2,000,000     2,009,391
Vought Aircraft Industries, Inc.:
   Term Loan A       06/30/06     572,464       559,781
   Term Loan B       06/30/07   2,645,356     2,600,480
   Term Loan C       06/30/08   2,196,298     2,159,281
   Term Loan X       12/31/06   1,075,000     1,057,531
                                           ------------
                                             13,242,615
                                           ------------

APPAREL - 0.5%
The William Carter Co.,
   Term Loan B       09/30/08   2,481,250     2,515,988
                                           ------------

AUTO PARTS - 3.8%
1424666 Ontario Ltd.,
   Term Loan B       08/10/07   6,860,228     6,705,840
Aftermarket Technology Corp.:
   Term Loan B1      02/08/08     420,000       421,002
   Term Loan B2      02/08/08     577,500       579,030
Federal-Mogul Corp.:
   Term Loan B       02/24/05   1,960,000     1,150,683
   Term Loan C       02/24/04     485,000       478,979
J.L. French Automotive Castings, Inc.,
   Term Loan B       10/21/06   1,494,537     1,274,538
Key Plastics LLC: (b)
   Jr. Sec. Sub Notes04/30/07      42,956        42,956
   Sr. Sec. Sub Notes04/30/07     101,433       101,433
Meridian Automotive Systems, Inc.,
   Term Loan B       03/31/07   3,916,554     3,256,756
Metaldyne Co., LLC,
   Term Loan D       12/31/09   3,750,000     3,678,410
Venture Holdings Co., LLC,
   Term Loan B       04/01/05   3,345,117     2,485,980
                                           ------------
                                             20,175,607
                                           ------------

BROADCASTING - 3.2%
Comcorp/WhiteKnight,
   Term Loan A2      03/31/03   2,000,713     1,640,578
Emmis Communications Corp.,
   Term Loan A       02/28/09   2,055,811     2,051,569
Gray Communications Systems, Inc.,
   Term Loan         09/30/09   6,000,000     6,015,310
Hughes Electronics Corp.,
   Term Loan A       12/05/02     660,000       657,684
Quorum Broadcasting Co., Inc.,
   Term Loan B       09/30/07   2,046,555     1,657,804



                                      PAR         VALUE
-------------------------------------------------------
UPC Financing Partnership,
   Term Loan C2      03/31/09 $ 7,000,000   $ 5,020,426
                                           ------------
                                             17,043,371
                                           ------------

BUILDING PRODUCTS - 0.8%
Tapco International Corp.:
   Term Loan B       06/23/07   2,542,262     2,529,869
   Term Loan C       06/23/08   1,773,761     1,765,175
                                           ------------
                                              4,295,044
                                           ------------

BUSINESS SERVICES - 1.4%
NATG Holdings, LLC: (b)
   Term Loan B       12/15/06   3,855,304     1,729,279
   Term Loan C       12/15/07   3,940,000     1,772,242
Relizon Co.,
   Term Loan B       12/31/07   1,969,620     1,955,872
Transaction Network Services, Inc.,
   Term Loan B       04/03/07   2,145,309     2,145,786
                                           ------------
                                              7,603,179
                                           ------------

CABLE TELEVISION - 4.0%
Cablevision Systems Corp.,
   Revolver          06/30/06   1,375,833     1,214,709
Century Cable Holdings, LLC:
   Discretionary Term12/31/09   5,500,000     3,870,744
   Term Loan         06/30/09   8,000,000     5,633,724
Charter Communications Operating, LLC,
   Term Loan B       03/18/08   5,486,250     4,738,427
Olympus Cable Holdings, LLC:
   Term Loan A       06/30/10   2,000,000     1,605,714
   Term Loan B       09/30/10   2,000,000     1,604,546
RCN Corp.,
   Term Loan B       06/03/07   4,500,000     2,800,609
                                           ------------
                                             21,468,473
                                           ------------

CASINOS/GAMBLING - 1.9%
Aladdin Gaming, LLC: (c)
   Term Loan A       02/25/05   6,000,000     4,950,000
   Term Loan B       08/26/06   1,250,000     1,037,500
Alliance Gaming Corp.,
   Term Loan         12/31/06   3,491,250     3,521,886
Ameristar Casinos, Inc.,
   Term Loan B       12/20/06     883,275       888,698
                                           ------------
                                             10,398,084
                                           ------------

CHEMICALS - 2.0%
Huntsman Corp.:
   Term Loan B       06/30/04   3,010,539     2,643,694
   Term Loan C       12/31/05   3,489,461     3,069,055


See notes to investment portfolio.

VARIABLE RATE SENIOR

LOAN INTERESTS (A)  (CONTINUED)       PAR         VALUE
-------------------------------------------------------
CHEMICALS (CONTINUED)
Huntsman International, LLC:
   Term Loan B       06/30/07  $  375,300     $ 376,029
   Term Loan C       06/30/08   1,006,030     1,007,914
Lyondell Chemical Co.,
   Term Loan E       05/17/06     374,402       375,106
Messer Griesheim Industries:
   Term Loan B       04/27/09     877,032       884,644
   Term Loan C       04/27/10   1,622,968     1,637,007
Noveon, Inc.:
   Revolver (g)      03/31/07          --           979
   Term Loan A       03/31/07     551,250       548,051
                                           ------------
                                             10,542,479
                                           ------------

CONSUMER SERVICES - 0.9%
Alderwoods Group, Inc.:
   Note 5 Year       01/02/07     510,400       510,356
   Note 7 Year       01/02/09     880,114       862,512
Loewen Group, Inc., (c)
   Revolver          06/18/02     121,471       121,471
Stewart Enterprises, Inc.,
   Term Loan         06/29/06   3,068,542     3,101,400
                                           ------------
                                              4,595,739
                                           ------------

CONSUMER SPECIALTIES - 2.0%
American Greetings Corp.,
   Term Loan B       06/15/06   2,969,676     3,019,737
Church & Dwight Co., Inc.,
   Term Loan B       09/30/07   1,000,000     1,008,754
Johnson Diversey, Inc.,
   Term Loan B       11/03/09   2,333,333     2,351,007
Jostens, Inc.,
   Term Loan A       05/31/06     632,345       622,469
Mary Kay Corp.,
   Term Loan B       10/03/07   3,704,656     3,716,469
                                           ------------
                                             10,718,436
                                           ------------

CONTAINERS/PACKAGING - 1.2%
Riverwood International Corp.:
   Revolver          12/31/06     195,833       197,541
   Term Loan B       12/31/06   2,500,000     2,502,346
   Term Loan B2      03/31/07   3,500,000     3,500,170
U.S. Can Co.,
   Term Loan B       10/04/08     461,852       437,761
                                           ------------
                                              6,637,818
                                           ------------

DIVERSIFIED COMMERCIAL SERVICES - 1.0%
Enterprise Profit Solutions Corp., (b)(c)
   Term Loan A       06/14/01     498,039            --
Outsourcing Solutions, Inc.,
   Term Loan B       12/10/06   5,797,946     5,654,849
                                           ------------
                                              5,654,849
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
DIVERSIFIED MANUFACTURING - 6.0%
Enersys,
   Term Loan B       11/09/08 $ 4,949,968   $ 4,961,865
Flowserve Corp.,
   Term Loan C       06/30/09   1,000,000     1,000,202
Freedom Forge Corp., (b)
   Term Loan         12/17/04     244,736            --
General  Cable Corp.,
   Term Loan B       05/25/07   1,652,205     1,336,214
Gentek, Inc.,
   Term Loan C       10/31/07   4,892,573     2,926,629
Jason, Inc.,
   Term Loan B       06/30/07   4,322,348     3,933,150
Polymer Group, Inc.:
   Term Loan B       12/20/05   2,975,410     2,735,253
   Term Loan C       12/20/06   3,387,500     3,112,531
Polypore, Inc.,
   Term Loan B       12/31/06   1,875,205     1,867,945
Superior Telecom, Inc.,
   Term Loan B       11/27/05   2,493,253       918,339
Tyco International Group SA,
   Term Loan         02/26/03  10,000,000     9,319,889
                                           ------------
                                             32,112,017
                                           ------------

ELECTRIC UTILITIES - 2.8%
AES EDC Funding II, LLC,
   Term Loan         10/06/03   5,000,000     3,550,916
Calpine Corp.,
   Term Loan B       03/08/04   4,000,000     3,490,876
Michigan Electric Transmission Co.,
   Term Loan         05/01/07   1,000,000     1,003,833
Mission Energy Holding Co.:
   Term Loan A       07/02/06   3,246,754     1,777,757
   Term Loan B       07/02/06   9,253,246     5,066,608
                                           ------------
                                             14,889,990
                                           ------------

ELECTRONIC COMPONENTS - 1.3%
IPC Acquisition Corp.,
   Term Loan         12/31/06   2,193,750     2,222,775
Viasystems, Inc.:
   Term Loan B       03/31/07   3,190,167     2,413,946
   Term Loan B Chips 03/31/07   3,233,278     2,446,511
                                           ------------
                                              7,083,232
                                           ------------

ENGINEERING & CONSTRUCTION - 1.9%
URS Corp.,
   Term Loan B       08/22/08   3,000,000     3,009,332
Washington Group International,
   Revolver B        07/23/04   7,500,000     7,354,996
                                           ------------
                                             10,364,328
                                           ------------

See notes to investment portfolio.

VARIABLE RATE SENIOR
LOAN INTERESTS (a)  (CONTINUED)       PAR         VALUE
-------------------------------------------------------
ENVIRONMENTAL SERVICES - 3.2%
Allied Waste North America, Inc.:
   Term Loan A       07/21/05   $ 748,460     $ 729,862
   Term Loan B       07/21/06   3,409,092     3,340,675
   Term Loan C       07/21/07   4,090,908     4,009,405
Environmental Systems Products
   Holdings, Inc.:
     Tranche 1       12/31/04   3,778,181     3,485,395
     Tranche 2       12/31/04     638,812       483,111
Synagro Technologies, Inc.,
   Term Loan         05/07/08   5,000,000     5,017,283
                                           ------------
                                             17,065,731
                                           ------------

FARMING/AGRICULTURE - 1.2%
Hines Nurseries, Inc.,
   Term Loan B       02/28/05   2,283,993     2,276,841
Quality Stores, Inc., (b)(c)
   Term Loan B       04/30/06   1,605,977        96,359
United Industries Corp.,
   Term Loan B       01/20/06   3,964,106     3,986,368
                                           ------------
                                              6,359,568
                                           ------------

FINANCE COMPANIES - 0.1%
Finova Group, Inc.,
   Note              11/15/09   2,250,000       686,250
                                           ------------

FOOD CHAINS - 0.3%
Carrols Corp.,
   Term Loan B       12/31/07   1,432,937     1,429,145
                                           ------------

FOOD MANUFACTURING - 3.6%
American Seafoods Group, LLC,
   Term Loan B       03/31/09   3,478,125     3,498,686
CP Kelco US, Inc.:
   Term Loan B       03/31/08   1,357,406     1,222,715
   Term Loan C       09/30/08     450,013       405,361
Del Monte Corp.,
   Term Loan         03/31/08     524,555       528,593
International Multifoods Corp.,
   Term Loan B       02/28/08   2,970,000     2,986,678
Merisant Corp.,
   Term Loan B       03/31/07   2,936,547     2,947,710
Michael Foods, Inc.,
   Term Loan B       04/10/08   1,136,929     1,143,947
Otis Spunkmeyer, Inc.,
   Term Loan B       01/21/09   3,000,000     2,947,500
Pinnacle Foods Holding Corp.,
   Term Loan         05/22/08     500,000       503,045
Southern Wine & Spirits of America, Inc.,
   Term Loan B       07/02/08   3,000,000     3,006,531
                                           ------------
                                             19,190,766
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
HEALTHCARE SERVICES - 4.0%
Alliance Imaging, Inc.,
   Term Loan A       11/02/06 $ 2,977,099   $ 2,907,438
Concentra Operating Corp.:
   Term Loan B       06/30/06   3,252,930     3,262,800
   Term Loan C       06/30/07   1,626,465     1,630,587
Davita, Inc.,
   Term Loan B       03/31/09   3,981,529     4,000,211
Insight Health Services Corp.:
   Delayed Draw
   Term Loan (g)     10/17/08          --         8,589
   Term Loan B       10/17/08   3,970,000     4,002,232
Pacificare Health Systems, Inc.,
   Term Loan A       01/03/05   2,667,198     2,669,281
Team Health Inc.,
   Term Loan B       10/31/08   3,000,000     3,009,137
                                           ------------
                                             21,490,275
                                           ------------

HOME FURNISHINGS - 0.1%
Simmons Co.,
   Term Loan B       10/29/05     309,367       309,927
                                           ------------

HOSPITAL MANAGEMENT - 1.0%
Community Health Systems, Inc.,
   Term Loan B       07/16/10   2,000,000     2,006,527
Iasis Healthcare Corp.,
   Term Loan B       09/30/06   3,410,769     3,412,638
                                           ------------
                                              5,419,165
                                           ------------

HOTELS/RESORT - 1.4%
Extended Stay America, Inc.,
   Term Loan B       01/15/08   2,386,449     2,394,430
Wyndham International, Inc.,
   Term Loan         06/30/06   5,871,617     4,863,645
                                           ------------
                                              7,258,075
                                           ------------

INSURANCE BROKER/SERVICE - 0.8%
Conseco, Inc.,
   Term Loan         09/30/03   5,476,096     3,326,931
Hilb, Rogal & Hamilton Co.,
   Term Loan B       06/30/07   1,000,000     1,003,714
                                           ------------
                                              4,330,645
                                           ------------

MEDIA CONGLOMERATES - 0.1%
Bridge Information Systems: (c)
   Multidraw Term Loan07/07/03    560,789        89,726
   Revolver          07/07/03     360,689        57,710
   Term Loan A       07/07/03   1,175,492       188,079
   Term Loan B       05/29/05   3,336,016       533,762
                                           ------------
                                                869,277
                                           ------------




See notes to investment portfolio.

VARIABLE RATE SENIOR

LOAN INTERESTS (a)  (CONTINUED)       PAR         VALUE
-------------------------------------------------------
METAL FABRICATIONS - 0.4%
Mueller Group, Inc.,
   Term Loan         05/31/08 $ 2,000,000   $ 2,002,535
                                           ------------

METALS/MINING - 1.4%
Copperweld Corp.,
   Term Loan A       05/16/03   2,154,167     1,744,855
LTV Corp.,
   DIP Revolver      06/30/02     100,739       100,235
Steel Dynamics, Inc.,
   Term Loan B       03/26/08   2,166,667     2,172,953
Stillwater Mining Co.,
   Term Loan B       12/31/07   3,865,976     3,770,615
                                           ------------
                                              7,788,658
                                           ------------

MOVIES/ENTERTAINMENT - 3.2%
AMF Bowling Worldwide, Inc.,
   Term Loan         02/28/08   4,965,517     4,975,290
Carmike Cinemas, Inc.,
   Term Loan         01/15/07   3,807,688     3,789,569
Loews Cineplex Entertainment Corp.,
   Term Loan         02/29/08   5,847,818     5,774,997
Metro-Goldwyn-Mayer Studios, Inc.,
   Term Loan B       06/30/08   2,500,000     2,501,657
                                           ------------
                                             17,041,513
                                           ------------

OIL REFINING/MARKETING - 1.2%
Premcor Refining Group,
   Tranche 1         08/23/03   2,000,000     1,988,013
Tesoro Petroleum Corp.,
   Term Loan B       12/31/07   4,977,024     4,556,799
                                           ------------
                                              6,544,812
                                           ------------

PAPER - 1.1%
Appleton Papers, Inc.,
   Term Loan C       11/08/06   2,165,933     2,175,427
Bear Island Paper Co.,
   Term Loan         12/31/05     271,038       264,290
Grant Forest Products, Inc.,
   Term Loan B       10/12/08   1,816,479     1,821,356
Port Townsend Paper Corp.,
   Term Loan B       03/16/07   1,975,000     1,931,654
                                           ------------
                                              6,192,727
                                           ------------

PHARMACEUTICAL - 1.5%
Alpharma Operating Corp.,
   Term Loan B       10/05/08   4,145,106     3,837,804
Medpointe, Inc.,
   Term Loan B       09/30/08   3,970,000     3,997,461
                                           ------------
                                              7,835,265
                                           ------------





                                      PAR         VALUE
-------------------------------------------------------
PRINTING/PUBLISHING - 2.1%
Canwest Media, Inc.:
   Term Loan B2      05/15/08 $ 1,811,122   $ 1,819,367
   Term Loan C2      05/15/09   1,131,504     1,136,654
DIMAC Holdings: (c)
   Term Loan A       12/31/05     246,193        27,081
   Term Loan B       09/30/02      72,581        62,057
DIMAC Marketing Partners, Inc.: (c)
   Revolver          07/01/03      27,443         2,972
   Term Loan B       01/01/05     194,455        21,536
Muzak, LLC,
   Term Loan B       12/31/06   2,449,950     2,343,792
Weekly Reader Corp.,
   Term Loan B       11/17/06   5,857,047     5,848,185
                                           ------------
                                             11,261,644
                                           ------------

RAIL/SHIPPING - 2.4%
American Commercial Lines:
   Term Loan B       06/30/06   1,968,878     1,813,066
   Term Loan C       06/30/07   2,551,622     2,349,693
Dakota Minnesota Eastern Rail Corp.,
   Term Loan         07/25/07   2,000,000     2,010,639
Helm Financial Corp.,
   Term Loan B       10/18/06   5,522,656     5,013,182
RailAmerica Transportation Corp.:
   AUD Term Loan     05/23/09     280,000       280,913
   CDN Term Loan     05/23/09     233,333       234,094
   US$ Term Loan     05/23/09   1,236,667     1,240,699
                                           ------------
                                             12,942,286
                                           ------------

REAL ESTATE INVESTMENT TRUST - 2.1%
Aimco Properties, LP,
   Term Loan         03/11/04   1,010,394     1,017,313
Corrections Corp. of America,
   Term Loan B       03/31/08   4,987,500     5,003,814
Macerich Partnership, LP,
   Term Loan         07/26/05   5,500,000     5,499,589
                                           ------------
                                             11,520,716
                                           ------------

RENTAL/LEASING COMPANIES - 0.2%
NationsRent, Inc.:
   Revolver          07/20/04     474,300       123,312
   Term Loan B       07/20/06   3,508,114       806,819
                                           ------------
                                                930,131
                                           ------------

RETAIL STORES - 0.4%
CH Operating LLC,
   Term Loan         06/30/07   2,379,310     2,356,152
                                           ------------



See notes to investment portfolio.

VARIABLE RATE SENIOR

LOAN INTERESTS (a)  (CONTINUED)       PAR         VALUE
-------------------------------------------------------
SEMICONDUCTORS - 0.3%
Semiconductor Components Industries, LLC:
   Term Loan B       08/04/06  $  322,350     $ 290,671
   Term Loan C       08/04/07     347,146       313,030
   Term Loan D       08/04/07     870,344       781,674
                                           ------------
                                              1,385,375
                                           ------------

STEEL/IRON ORE - 1.9%
Ispat Inland, LP:
   Term Loan B       07/16/05   3,926,577     2,757,229
   Term Loan C       07/16/06   3,926,577     2,757,229
UCAR Finance, Inc.,
   Term Loan B       12/31/07   4,443,135     4,453,639
                                           ------------
                                              9,968,097
                                           ------------

TELECOMMUNICATIONS INFRASTRUCTURE EQUIPMENT - 1.1%
Global Crossing Holdings, Inc., (c)
   Term Loan B       06/30/06   2,242,727       344,166
Spectrasite Communications, Inc.,
   Term Loan B       12/31/07   6,500,000     5,385,755
                                           ------------
                                              5,729,921
                                           ------------

TELECOMMUNICATIONS SERVICES - 2.3%
GT Group Telecom Services Corp., (b)(c)
   Vendor Term Loan  06/30/08   5,000,000     2,500,000
ICG Communications, Inc.,
   Term Loan B       03/31/06     479,809       458,218
KMC Telecom, Inc.:
   Term Loan         07/01/07   1,987,977     1,143,204
   13.5% Sr.
      Disc. Notes    05/15/09      44,000           440
   12.5% Sr.
      Disc. Notes    02/15/08     168,000         1,530
Time Warner Telecom,
   Term Loan B       03/31/08   3,500,000     2,818,787
TSI Telecommunication
   Services, Inc.,
   Term Loan B       12/31/06   1,000,000       950,915
Valor Telecommunications
   Enterprises, LLC,
   Term Loan B       06/30/08   4,912,500     4,704,198
                                           ------------
                                             12,577,292
                                           ------------

TEXTILES - 0.7%
Springs Industries, Inc.,
   Term Loan B       09/05/08   2,498,510     2,499,440
St. John's Knits,
   Term Loan B       07/31/07   1,040,479     1,040,056
                                           ------------
                                              3,539,496
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
TRANSPORTATION - 2.7%
Evergreen International Aviation, Inc.:
   Term Loan B1      05/07/03   $ 887,964     $ 830,287
   Term Loan B2      05/07/04   3,598,135     3,363,458
Motor Coach Industries, Inc.,
   Term Loan         06/16/06   5,181,438     4,533,908
Transportation Technology,
   Term Loan B       03/31/07   6,475,701     5,882,564
                                           ------------
                                             14,610,217
                                           ------------

WIRELESS TELECOMMUNICATION - 5.8%
American Cellular Corp.:
   Term Loan B       03/31/08     583,630       401,120
   Term Loan C       03/31/09     666,370       457,986
Centennial Cellular Operating Co., LLC,
   Term Loan A       11/30/06   2,775,000     1,865,196
Centennial Puerto Rico Operations Corp.:
   Term Loan B       05/31/07   1,748,388     1,184,383
   Term Loan C       11/30/07   1,205,605       818,692
Cricket Communications, Inc.,
   Vendor Term Loan  06/30/08  10,000,000     2,193,077
Microcell Connexions, Inc.,
   Term Loan F       02/22/07   3,000,000       967,478
Nextel Finance Co.:
   Term Loan B       06/30/08   2,000,000     1,750,415
   Term Loan C       12/31/08   2,000,000     1,750,415
   Term Loan D       03/31/09   1,500,000     1,271,062
Nextel Partners, Inc.,
   Term Loan B       01/29/08   6,000,000     5,175,277
Rural Cellular Corp.:
   Term Loan B       10/03/08   2,663,316     2,132,339
   Term Loan C       04/03/09   2,663,316     2,132,339
Sygnet Wireless, Inc.:
   Term Loan B       03/23/07     832,496       732,637
   Term Loan C       12/23/07   3,815,962     3,358,398
Ubiquitel Operating Co.:
   Term Loan A       09/30/07   1,000,000       740,589
   Term Loan B       11/17/08   4,500,000     3,097,837
Western Wireless Corp.,
   Term Loan A       03/31/08   2,000,000     1,212,601
                                           ------------
                                             31,241,841
                                           ------------

TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost of $504,564,882)                      449,218,751
                                           ------------



See notes to investment portfolio.

COMMON STOCKS (d) - 1.9%           SHARES         VALUE
-------------------------------------------------------
CONSUMER SERVICES - 0.1%
Alderwoods Group, Inc.             97,955    $  627,891
                                           ------------

ENGINEERING & CONSTRUCTION - 1.2%
Washington Group
   International, Inc.            442,949     6,201,286
                                           ------------

ENVIRONMENTAL SERVICES - 0.0%
Environmental Systems Products
   Holdings                         3,445            --
                                           ------------

HEALTHCARE SERVICES - 0.2%
Sun Healthcare Group              182,213     1,330,155
                                           ------------

MOVIES/ENTERTAINMENT  - 0.4%
AMF Bowling Worldwide, Inc.        19,918       547,745
United Artists Theatre Co.        113,730     1,592,225
                                           ------------
                                              2,139,970
                                           ------------

TOTAL COMMON STOCKS
(cost of $7,527,760)                         10,299,302
                                           ------------

PREFERRED STOCKS (b)(d) - 0.0%
-------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.0%
Dimac Inc. (e)                        483            --
Environmental Systems                 602         7,223
Key Plastics (e)                       13            --
                                           ------------

TOTAL PREFERRED STOCKS
(cost of $697,302)                                7,223
                                           ------------

WARRANTS (B)(D) - 0.0%              UNITS
-------------------------------------------------------
Dimac Holdings, expires 4/4/25        483            --
KAC Mezzanine Holdings, Co.: (Key Plastics)
   Class A, expires 4/26/11             8            --
   Class B, expires 4/26/11             7            --
                                           ------------
                                                     --
                                           ------------

TOTAL WARRANTS
(cost of $0)                                         --
                                           ------------





SHORT-TERM OBLIGATIONS - 13.5%        PAR         VALUE
-------------------------------------------------------
COMMERCIAL PAPER - 13.5%
7-Eleven,
   1.870%         09/03/02    $ 7,500,000   $ 7,499,221
Corporate Asset Funding,
   1.880%         09/03/02     35,000,000    34,996,345
UBS Financial,
   1.800%         09/03/02     10,000,000     9,999,000
Walmart Stores,
   1.750%         09/04/02     20,000,000    19,997,083
                                           ------------

TOTAL SHORT TERM OBLIGATIONS
(cost of $72,491,649)                        72,491,649
                                           ------------

TOTAL INVESTMENTS - 99.2%
(cost of $585,281,593)(f)                   532,016,925
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.8%        4,470,737
-------------------------------------------------------
NET ASSETS - 100.0%                        $536,487,662
                                           ============


NOTES TO INVESTMENT PORTFOLIO:

(a) Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(b) Represents fair value as determined in good faith under procedures approved by the Trustees.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d)  Non-income producing.

(e) Shares were received as part of a settlement due to the default status of a loan. There is no market value for these shares at this time.

(f) Cost for generally accepted accounting principles is $585,281,593. Cost for federal income tax purposes is $585,534,553. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections and deferral of losses from wash sales on fixed income securities.

(g)  Unfunded commitment, see Note 8.


     Acronym                        Name
     -------               --------------------
      DIP                  Debtor in Possession

See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company

Statement of Assets and Liabilities

August 31, 2002

ASSETS:
Investments, at cost                       $585,281,593
                                           ------------
Investments, at value                      $532,016,925
Cash                                          2,320,305
Receivable for:
   Investments sold                             138,090
   Interest and fees                          2,923,697
Deferred Trustees' compensation plan                324
Other assets                                     11,250
                                           ------------
     Total Assets                           537,410,591
                                           ------------
LIABILITIES:
Deferred facility fees                          524,779
Payable for:
   Investments purchased                        159,716
   Management fee                               198,642
   Transfer agent fee                               500
   Custody fee                                    3,374
   Trustees' fee                                    137
Other liabilities                                35,457
Deferred Trustees' fee                              324
                                           ------------
     Total Liabilities                          922,929
                                           ------------
NET ASSETS                                 $536,487,662
                                           ============



Statement of Operations

For the Year Ended August 31, 2002

INVESTMENT INCOME:
Interest                                    $40,121,765
Facility and other fees                       1,318,112
                                           ------------
   Total Investment Income                   41,439,877

EXPENSES:
Management fee                                2,666,322
Transfer agent fee                                6,000
Trustees' fee                                     5,538
Custody fee                                      24,365
Pricing and bookkeeping fees                    325,675
Other expenses                                  246,733
                                           ------------
   Total Operating Expenses                   3,274,633
Custodian earnings credit                        (4,799)
                                           ------------
   Net Operating Expenses                     3,269,834
Interest expense                                154,049
                                           ------------
   Net Expenses                               3,423,883
                                           ------------
Net Investment Income                        38,015,994
                                           ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON PORTFOLIO POSITIONS:
Net realized loss on investments            (12,166,254)
Net change in unrealized
   appreciation/depreciation on investments (37,403,502)
                                           ------------
Net Loss                                    (49,569,756)
                                           ------------
Net Decrease in Net Assets from Operations $(11,553,762)
                                           ============



See notes to financial statements.


Stein Roe Floating Rate Limited Liability Company

Statement of Changes in Net Assets

                                                                                    YEAR ENDED           YEAR ENDED
                                                                                    AUGUST 31,           AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                                                     2002                 2001
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                              $  38,015,994       $  58,251,242
Net realized loss on investments                                                     (12,166,254)        (10,920,726)
Net change in unrealized appreciation/depreciation on investments                    (37,403,502)        (14,498,371)
                                                                                   -------------       -------------
Net Increase (Decrease) from Operations                                              (11,553,762)         32,832,145
                                                                                   -------------       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions                                                                      80,963,660         373,685,346
   Withdrawals                                                                      (200,374,089)       (246,730,943)
                                                                                   -------------       -------------
     Net Increase (Decrease) from Transactions in
       Investors' Beneficial Interest                                               (119,410,429)        126,954,403
                                                                                   -------------       -------------
Total Increase (Decrease) in Net Assets                                             (130,964,191)        159,786,548

NET ASSETS:
Beginning of period                                                                  667,451,853         507,665,305
                                                                                   -------------       -------------
End of period                                                                      $ 536,487,662       $ 667,451,853
                                                                                   =============       =============



See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company

Statement of Cash Flows

For the Year Ended August 31, 2002
INCREASE (DECREASE) IN CASH
-------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Investment Income                      $ 38,015,994
Adjustments to reconcile net
   investment income to net cash
   provided by operating activities:
Purchase of investment securities          (382,287,473)
Proceeds from disposition of
   investment securities                    511,316,629
Purchase of short-term portfolio
   investments, net                         (47,997,832)
Decrease in interest and fees receivable      1,400,337
Increase in receivable for
   investments sold                            (117,199)
Decrease in other assets                         70,160
Decrease in deferred facility fees             (588,223)
Decrease in payable for accrued expenses        (40,315)
Net amortization of premium (discount)         (629,166)
Increase in payable for
   investments purchased                        158,912
Increase in other liabilities                    22,461
                                          -------------
Net cash provided by operating activities   119,324,285

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributions          80,963,660
Payment of capital withdrawals             (200,374,089)
                                          -------------
Net cash used for financing activities     (119,410,429)
                                          -------------
Net decrease in cash                            (86,144)

CASH:
Beginning of year                             2,406,449
                                          -------------

End of year                               $   2,320,305
                                          =============



See notes to financial statements.

Liberty Floating Rate Fund

Statement of Assets and Liabilities

August 31, 2002

ASSETS:

Investment in Portfolio, at cost           $477,547,229
                                          -------------
Investment in Portfolio, at value          $434,952,428
Receivable for:
   Fund shares sold                             803,480
   Expense reimbursement due from Advisor       110,190
Deferred Trustees' compensation plan              1,659
Other assets                                    127,477
                                          -------------
     Total Assets                           435,995,234
                                          -------------
LIABILITIES:
Payable for:
   Distributions                              2,143,606
   Administration fee                            71,436
   Transfer agent fee                            91,996
   Pricing and bookkeeping fees                  14,580
   Trustees' fee                                    286
   Custody fee                                      200
Deferred Trustees' fee                            1,659
Other liabilities                                46,800
                                          -------------
     Total Liabilities                        2,370,563
                                          -------------
NET ASSETS                                 $433,624,671
                                          =============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $493,064,016
Overdistributed net investment income           (68,416)
Accumulated net realized loss
   allocated from Portfolio                 (16,776,128)
Net unrealized depreciation on
   investments allocated from Portfolio     (42,594,801)
                                          -------------
NET ASSETS                                 $433,624,671
                                          =============
CLASS A:
Net assets                                 $108,583,374
Shares outstanding                           12,294,015
                                          -------------
Net asset value and redemption
        price per share                    $       8.83(a)
                                          =============
Maximum offering price per share
   ($8.83/0.9650)                          $       9.15(b)
                                          =============
CLASS B:
Net assets                                 $174,707,142
Shares outstanding                           19,780,675
                                          -------------
Net asset value and offering
        price per share                    $       8.83(a)
                                          =============
CLASS C:
Net assets                                 $137,097,689
Shares outstanding                           15,522,461
                                          -------------
Net asset value and offering
        price per share                    $       8.83(a)
                                          =============
CLASS Z:
Net assets                                 $ 13,236,466
Shares outstanding                            1,498,658
                                          -------------
Net asset value, offering and redemption
   price per share                         $       8.83
                                          =============

(a) Redemption price per share is equal to net asset value less any applicable early withdrawal charge.

(b)  On sales of $100,000 or more the offering price is reduced.



Statement of Operations

For the Year Ended August 31, 2002

INVESTMENT INCOME:

Interest and fees
        allocated from Portfolio           $ 33,471,731

EXPENSES:
Expenses allocated from Portfolio             2,642,764
Administration fee                              955,550
Distribution fee:
   Class A                                      123,991
   Class B                                      844,816
   Class C                                      947,834
Service fee:
   Class A                                      303,929
   Class B                                      470,083
   Class C                                      392,577
Pricing and bookkeeping fees                    179,138
Transfer agent fee                            1,111,899
Trustees' fee                                    19,642
Custody fee                                       1,191
Other expenses                                  243,352
                                          -------------
   Total Operating Expenses                   8,236,766
Fees and expenses waived
   or reimbursed by Advisor                  (1,347,061)
                                          -------------
   Net Operating Expenses                     6,889,705
Interest expense allocated from Portfolio       123,979
                                          -------------
   Net Expenses                               7,013,684
                                          -------------
Net Investment Income                        26,458,047
                                          -------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS ALLOCATED
FROM PORTFOLIO:
Net realized loss on investments
   allocated from Portfolio                  (8,907,633)
Net change in unrealized
   appreciation/depreciation on
   investments allocated from Portfolio     (30,883,851)
                                          -------------
Net Loss                                    (39,791,484)
                                          -------------
Net Decrease in Net Assets
   from Operations                         $(13,333,437)
                                          =============



See notes to financial statements.

Liberty Floating Rate Fund

Statement of Changes in Net Assets

                                 YEAR         YEAR
                                ENDED         ENDED
INCREASE (DECREASE)           AUGUST 31,   AUGUST 31,
IN NET ASSETS:                   2002         2001
------------------------------------------------------
OPERATIONS:
Net investment income        $ 26,458,047 $ 39,466,869
Net realized loss on
   investments allocated
   from Portfolio              (8,907,633)  (7,917,994)
Net change in unrealized
   appreciation/depreciation
   on investments allocated
   from Portfolio             (30,883,851) (11,309,126)
                             ------------  -----------
Net Increase (Decrease) from
   Operations                 (13,333,437)  20,239,749
                             ------------  -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (7,104,057) (13,676,545)
   Class B                    (10,221,673) (12,178,768)
   Class C                     (8,408,033) (12,668,851)
   Class Z                       (809,139)    (784,653)
From net realized capital gains:
   Class A                           (456)     (32,655)
   Class B                           (655)     (29,079)
   Class C                           (539)     (30,249)
   Class Z                            (52)      (1,873)
                             ------------  -----------
Total Distributions Declared
   to Shareholders            (26,544,604) (39,402,673)
                             ------------  -----------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               28,944,806   78,582,954
   Distributions reinvested     4,435,355    9,007,906
   Redemptions                (52,671,603) (90,167,061)
                             ------------  -----------
     Net Decrease             (19,291,442)  (2,576,201)
                             ------------  -----------
Class B:
   Subscriptions               20,986,672  134,596,895
   Distributions reinvested     5,846,660    6,505,834
   Redemptions                (32,352,200) (23,060,369)
                             ------------  -----------
     Net Increase (Decrease)   (5,518,868) 118,042,360
                             ------------  -----------
Class C:
   Subscriptions               29,374,992  143,300,030
   Distributions reinvested     5,754,828    8,431,860
   Redemptions                (69,520,549) (52,579,082)
                             ------------  -----------
     Net Increase (Decrease)  (34,390,729)  99,152,808
                             ------------  -----------
Class Z:
   Subscriptions                5,244,801    6,172,570
   Distributions reinvested        74,304      134,010
   Redemptions                 (2,625,789)  (1,165,711)
                             ------------  -----------
     Net Increase               2,693,316    5,140,869
                             ------------  -----------



                                 YEAR         YEAR
                                ENDED         ENDED
                              AUGUST 31,   AUGUST 31,
                                 2002         2001
-------------------------------------------------------
Net Increase (Decrease) from
   Share Transactions        $(56,507,723) $219,759,836
                             ------------  -----------
Total Increase (Decrease) in
   Net Assets                 (96,385,764) 200,596,912

NET ASSETS:
Beginning of period           530,010,435  329,413,523
                             ------------  -----------
End of period (including
   overdistributed net
   investment income of
   $(68,416) and undistributed
   net investment income
   of $129,272, respectively)$433,624,671 $530,010,435
                             ============ ============

CHANGES IN SHARES:
Class A:
   Subscriptions                3,083,643    7,972,222
   Issued for distributions
     reinvested                   473,895      919,080
   Redemptions                 (5,608,115)  (9,268,387)
                             ------------  -----------
     Net Decrease              (2,050,577)    (377,085)
                             ------------  -----------
Class B:
   Subscriptions                2,248,559   13,694,219
   Issued for distributions
     reinvested                   624,817      667,028
   Redemptions                 (3,446,281)  (2,377,099)
                             ------------  -----------
     Net Increase (Decrease)     (572,905)  11,984,148
                             ------------  -----------
Class C:
   Subscriptions                3,143,271   14,547,796
   Issued for distributions
     reinvested                   614,545      863,496
   Redemptions                 (7,394,823)  (5,418,989)
                             ------------  -----------
     Net Increase (Decrease)   (3,637,007)   9,992,303
                             ------------  -----------
Class Z:
   Subscriptions                  560,381      632,966
   Issued for distributions
     reinvested                     7,930       13,700
   Redemptions                   (281,403)    (119,162)
                             ------------  -----------
     Net Increase                 286,908      527,504
                             ------------  -----------



See notes to financial statements.

Notes to Financial Statements

August 31, 2002



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Floating Rate Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital. The Fund authorized an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front end sales charge and an annual distribution fee. A 1.00% early withdrawal charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and an early withdrawal charge. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to an early withdrawal charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At August 31, 2002, Liberty Floating Rate Fund and Liberty-Stein Roe Institutional Floating Rate Income Fund owned 81.1% and 18.9%, respectively, of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. The prices provided by these principal market makers may differ from the value that would be realized if the loans were sold and the differences could be material to the financial statements. In the absence of actual market values, senior loans will be valued by Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Columbia Management Group Inc., at fair value, which is intended to approximate market value, pursuant to procedures approved by the Board of Trustees. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period and maturity of such senior loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a senior loan interest may differ significantly from the value that would have been used had there been market activity for that senior loan interest.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the last day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable loan. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this change did not impact total net assets of the Portfolio and the Fund, but resulted in reclassifications as follows:

                                   Decrease in
                    Decrease     Net Unrealized
                     In Cost      Depreciation
                    --------     --------------
Stein Roe Floating
  Rate Limited
  Liability
  Company           $(77,713)        $77,713

Liberty Floating
  Rate Fund          (61,782)         61,782


The effect of this change for the year ended August 31, 2002 is as follows:

             Increase in     Increase in     Increase in
           Net Investment  Net Unrealized   Net Realized
               Income       Depreciation        Loss
              --------     --------------   ------------
Stein Roe
  Floating
  Rate
  Limited
  Liability
  Company      $83,184        ($19,346)      $(63,838)

Liberty
  Floating
  Rate Fund     66,522         (15,471)       (51,051)


The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

STATEMENT OF CASH FLOWS:

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at August 31, 2002.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to deferral of losses from wash sales, post-October losses, non-deductible expenses, discount accretion/premium amortization on debt securities and capital loss carryforwards. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

      Overdistributed     Accumulated
       Net Investment     Net Realized     Paid-In
          Income              Loss         Capital
      ---------------     ------------     -------
         $(51,051)           $51,201        $(150)


Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended August 31, 2002, was as follows:

            Ordinary       Long-term
             Income      Capital Gains
          -----------    -------------
          $26,542,902        $1,702


As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

          Undistributed     Unrealized
         Ordinary Income   Depreciation*
         ---------------   -------------
           $2,164,021      $(42,798,876)


------------------
* The difference between book-basis and tax-basis unrealized appreciation (depreciation), if applicable, is attributable primarily to amortization/accretion tax elections and losses from wash sales on fixed income securities.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration            Capital Loss Carryforward
------------------            -------------------------
2010                                  $7,156,391

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2002, for federal income tax purposes, post-October losses of $9,461,973 were deferred to September 1, 2002.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

The Advisor receives a monthly fee equal to 0.45% annually of the Portfolio's average daily net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and shareholders which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE:

The Advisor provides accounting and other services for a monthly fee equal to 0.20% annually of the Fund's average daily net assets.

BOOKKEEPING FEE:

The Administrator is responsible for providing pricing and bookkeeping services to the Portfolio and Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Portfolio and Fund, the Advisor receives from the Portfolio and Fund an annual flat fee of $10,000 and $5,000 respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended August 31, 2002, the net asset based fee was 0.036%. The Portfolio also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended August 31, 2002, the Fund has been advised that the Distributor retained $11,892 net underwriting discounts on sales of the Fund's Class A shares and received early withdrawal charges (EWC) of $37,093, $694,638 and $88,474 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.45% and 0.60% annually of the average daily net assets attributable to Class A, Class B and Class C shares only.

The EWC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of service fees, distribution fees, brokerage commissions, interest, commitment fees, taxes and extraordinary expenses, if any) exceed 0.80% of the Fund's average daily net assets.

OTHER:

The Portfolio and Fund pays no compensation to their officers, all of whom are employees of the Advisor.

The Portfolio has an agreement with its custodian bank under which $4,799 of custody fees were reduced by balance credits for the year ended August 31, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended August 31, 2002, purchases and sales of investments, other than short-term obligations, were $382,287,473 and $511,316,629, respectively. Unrealized appreciation (depreciation) at August 31, 2002, based on cost for federal tax purposes, was:

Gross unrealized appreciation            $  4,418,513
Gross unrealized depreciation             (57,936,141)
                                         ------------
Net unrealized depreciation              $(53,517,628)
                                         ------------

OTHER:

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. TENDER OF SHARES

The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of March, June, September and December, each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. The Fund may repurchase an additional amount of shares up to 2% of the shares outstanding on the Repurchase Request Deadline. During the year ended August 31, 2002, there were four tender offers in September, December, March and June. The Fund offered to repurchase 10%, 10%, 15% and 15% of its shares and 6.40%, 10.32%, 7.75% and 6.52%, respectively, of shares outstanding were tendered.

Through specific dates in the year 2000, certain classes of the Fund's shares sold were not registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund offered to repurchase these shares at their original sale price in a rescission offer, of which 4,016,173 shares were repurchased. The Advisor reimbursed these shareholders for any decline in net asset value from the sale date and refunded underwriting discounts on Class A shares repurchased.

NOTE 6. SENIOR LOAN PARTICIPATION COMMITMENTS

The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.

At August 31, 2002, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

Selling                       Principal
Participant                    Amount        Value
-----------                   ---------      -----
Goldman Sachs Credit
  Partners, LP:
  Bridge Information
  Systems,
  Multi-Draw Term Loan        $ 560,789    $   89,726
  Simmons Co.,
    Term Loan B                 309,367       309,927

Citibank:
  Cablevision Systems Corp.,
    Revolver                  1,375,833     1,214,709

  Tyco International Group,
    Term Loan                 2,000,000     1,864,000


The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

NOTE 7. LINE OF CREDIT

The Portfolio is one of several investment companies that participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Portfolio and the other investment companies to borrow from the custodian at any time upon notice. The borrowings available through this credit facility are $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to the Portfolio based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Portfolio's unused commitment shall be paid quarterly by the Portfolio based on the relative asset size of the Portfolio to the other investment companies participating in the agreement. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate in this credit facility, there is no assurance that the Portfolio will have access to the entire line of credit at any particular time. For the year ended August 31, 2002, the average daily loan balance on days where borrowings existed was $46,853,659 at a weighted average interest rate of 2.76%.

NOTE 8. UNFUNDED LOAN COMMITMENTS

As of August 31, 2002, the Portfolio had unfunded loan commitments of $5,356,426, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                           Unfunded
Borrower                                 Commitments
----------------------------------------------------
Cablevision Systems Corp.                  $ 624,167
Dimac Marketing Partners, Inc.                   426
Insight Health Services Corp.              3,000,000
LTV Corp.                                     52,666
Noveon, Inc.                                 625,000
Riverwood International Corp.              1,054,167
                                          ----------
                                          $5,356,426


Stein Roe Floating Rate Limited Liability Company--Financial Highlights


Selected data for a share outstanding throughout each period is as follows:


                                                                     YEAR ENDED AUGUST 31,                PERIOD ENDED
                                                          -----------------------------------------          AUGUST 31,
                                                          2002               2001            2000           1999 (a)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Operating expenses                                          0.55%(b)          0.53%(b)          0.55%            0.96%(c)
Interest expense                                            0.03%               --                --               --
Net investment income                                       6.42%(b)(d)       8.94%(b)          9.26%            7.59%(c)
Portfolio turnover rate                                       70%               63%               21%              17%

(a)  From commencement of operations on December 17, 1998.

(b)  The benefits derived from custody credits, if applicable, had no impact.

(c)  Annualized.

(d) Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to increase the ratio of net investment income to average net assets from 6.41% to 6.42%. Ratios for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.


Liberty Floating Rate Fund -- Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                                                                   YEAR ENDED
                                                                                   AUGUST 31,               PERIOD ENDED
                                                                               ----------------------         AUGUST 31,
CLASS A SHARES                                                                 2002             2001           2000 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 9.62          $ 10.00          $ 10.05
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                        0.54(c)          0.81             0.71
Net realized and unrealized loss allocated from Portfolio                       (0.79)(c)        (0.37)           (0.05)
-----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                           (0.25)            0.44             0.66
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.54)           (0.82)           (0.71)
From net realized gains                                                            --(d)            --(d)            --(d)
-----------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                               (0.54)           (0.82)           (0.71)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $ 8.83           $ 9.62          $ 10.00
=======================================================================================================================
Total return (e)(f)                                                             (2.67)%           4.56%            6.79%(g)
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Operating expenses                                                               1.15%            1.15%            1.15%(h)
Interest expense allocated from Portfolio                                        0.03%              --               --
Net expenses                                                                     1.18%            1.15%            1.15%(h)
Net investment income                                                            5.83%(c)         8.28%            8.53%(h)
Waiver/reimbursement                                                             0.28%            0.18%            0.13%(h)
Net assets, end of period (000's)                                             $108,583         $138,058         $147,209


(a) Class A shares were initially offered on November 2, 1999. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income per share and net realized and unrealized loss per share was less than $0.01 and increase the ratio of net investment income to average net assets from 5.82% to 5.83%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)  Rounds to less than $0.01.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or early withdrawal charge.

(g)  Not Annualized.

(h)  Annualized.


Liberty Floating Rate Fund-- Financial Highlights (continued)


Selected data for a share outstanding throughout each period is as follows:

                                                                                   YEAR ENDED
                                                                                   AUGUST 31,                PERIOD ENDED
                                                                              ------------------------         AUGUST 31,
CLASS B SHARES                                                                  2002             2001           2000 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 9.62          $ 10.00          $ 10.05
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                        0.51(c)          0.77             0.67
Net realized and unrealized loss allocated from Portfolio                       (0.79)(c)        (0.37)           (0.05)
-----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                           (0.28)            0.40             0.62
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.51)           (0.78)           (0.67)
From net realized gains                                                            --(d)            --(d)           --(d)
-----------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                               (0.51)           (0.78)           (0.67)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $ 8.83           $ 9.62          $ 10.00
=======================================================================================================================
Total return (e)(f)                                                             (3.02)%           4.19%            6.35%(g)
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Operating expenses                                                               1.50%            1.50%            1.50%(h)
Interest expense allocated from Portfolio                                        0.03%              --               --
Net expenses                                                                     1.53%            1.50%            1.50%(h)
Net investment income                                                            5.48%(c)         7.93%            8.18%(h)
Waiver/reimbursement                                                             0.28%            0.18%            0.13%(h)
Net assets, end of period (000's)                                             $174,707         $195,891         $ 83,695


(a) Class B shares were initially offered on November 2, 1999. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income per share and net realized and unrealized loss per share was less than $0.01 and increase the ratio of net investment income to average net assets from 5.47% to 5.48%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)  Rounds to less than $0.01.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return at net asset value assuming all distributions reinvested and early withdrawal charge.

(g)  Not Annualized.

(h)  Annualized.


Liberty Floating Rate Fund-- Financial Highlights (continued)


Selected data for a share outstanding throughout each period is as follows:

                                                                                   YEAR ENDED
                                                                                   AUGUST 31,                PERIOD ENDED
                                                                              ------------------------         AUGUST 31,
CLASS C SHARES                                                                  2002             2001           2000 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 9.62          $ 10.00          $ 10.05
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                        0.50(c)          0.76             0.66
Net realized and unrealized loss allocated from Portfolio                       (0.79)(c)        (0.37)           (0.05)
-----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                           (0.29)            0.39             0.61
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.50)           (0.77)           (0.66)
From net realized gains                                                            --(d)           --(d)             --(d)
-----------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                               (0.50)           (0.77)           (0.66)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $ 8.83           $ 9.62          $ 10.00
=======================================================================================================================
Total return (e)(f)                                                             (3.16)%           4.04%            6.20%(g)
=======================================================================================================================
Ratios to Average Net Assets:
Operating expenses                                                               1.65%            1.65%            1.65%(h)
Interest expense allocated from Portfolio                                        0.03%              --               --
Net expenses                                                                     1.68%            1.65%            1.65%(h)
Net investment income                                                            5.33%(c)         7.78%            8.03%(h)
Waiver/reimbursement                                                             0.28%            0.18%            0.13%(h)
Net assets, end of period (000's)                                             $137,098         $184,399         $ 91,664


(a) Class C shares were initially offered on November 2, 1999. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income per share and net realized and unrealized loss per share was less than $0.01 and increase the ratio of net investment income to average net assets from 5.32% to 5.33%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)  Rounds to less than $0.01.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return at net asset value assuming all distributions reinvested and no early withdrawal charge.

(g)  Not Annualized.

(h)  Annualized.


Liberty Floating Rate Fund-- Financial Highlights (continued)


Selected data for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED
                                                                          AUGUST 31,                          PERIOD ENDED
                                                             ------------------------------------------         AUGUST 31,
CLASS Z SHARES                                                2002               2001            2000           1999 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.62          $ 10.00          $ 10.07          $ 10.00
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                       0.57(c)          0.84             0.87             0.47
Net realized and unrealized gain (loss)
   allocated from Portfolio                                    (0.78)(c)        (0.37)           (0.07)            0.07
-----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                          (0.21)            0.47             0.80             0.54
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                                     (0.58)           (0.85)           (0.87)           (0.47)
In excess of net investment income                                --               --               --               --(d)
From net realized gains                                           --(d)            --(d)            --(d)            --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                (0.58)           (0.85)           (0.87)           (0.47)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 8.83           $ 9.62          $ 10.00          $ 10.07
=======================================================================================================================
Total return (e)(f)                                            (2.33)%           4.89%            8.23%            5.43%(g)
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Operating expenses                                              0.80%            0.80%            0.80%            1.30%(h)
Interest expense allocated from Portfolio                       0.03%              --               --               --
Net expenses                                                    0.83%            0.80%            0.80%            1.30%(h)
Net investment income                                           6.18%(c)         8.63%            8.94%            7.10%(h)
Waiver/reimbursement                                            0.28%            0.18%            0.39%           55.49%(h)
Net assets, end of period (000's)                            $ 13,236         $ 11,662          $ 6,845          $   893


(a)  From commencement of operations on December 17, 1998.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income per share and net realized and unrealized loss per share was less than $0.01 and increase the ratio of net investment income to average net assets from 6.17% to 6.18%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)  Rounds to less than $0.01.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not Annualized.

(h)  Annualized.

Report of Independent Accountants

TO THE TRUSTEES AND SHAREHOLDERS OF
LIBERTY FLOATING RATE FUND AND THE TRUSTEES OF
STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets, and cash flows and the financial highlights present fairly, in all material respects, the financial position of Liberty Floating Rate Fund (the "Fund") and Stein Roe Floating Rate Limited Liability Company (the "Portfolio") at August 31, 2002, and the results of each of their operations, the changes in each of their net assets, and the Portfolio's cash flows and each of their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's and Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 2002 by correspondence with the custodian and lending or agent banks, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2002

Trustees

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                         Year first                                                  Number of
                                         elected or                                              portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                         by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        81                  None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         81                  None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                  83                  None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        81                  None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      2000     Professor of Economics, University of Washington,      81                  None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties          83      Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly 81                                None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners      81    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly              (business products
One Financial Center                                 Chief Executive Officer and Chairman of the              and services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                     International (network
                                                     Corporation)                                                  support equipment
                                                                                                            distributor), Jones Lang
                                                                                                                LaSalle (real estate
                                                                                                            management services) and
                                                                                                         MONY Group (life insurance)



26


TRUSTEES (CONTINUED)

                                         Year first                                                  Number of
                                         elected or                                              portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                         by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs       81  Chairman of the Board
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education               of Directors, Enesco
One Financial Center                                 Industry from 1994 to 1997, and President,               Group, Inc. (designer,
Boston, MA 02111                                     Applications Solutions Division from 1991 to                 importer and
                                                     1994, IBM Corporation [global education and             distributor of giftware
                                                     global applications])                                       and collectibles)





INTERESTED TRUSTEES

William E. Mayer* (age 62)     Trustee      1994     Managing Partner, Park Avenue Equity Partners         83 Lee Enterprises (print
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                 and online media), WR
One Financial Center                                 (formerly Founding Partner, Development Capital             Hambrecht + Co.
Boston, MA 02111                                     LLC from November 1996 to February 1999;                 (financial service and
                                                     Dean and Professor, College of Business and                 provider), First
                                                     Management, University of Maryland from                  Health (health care)
                                                     October 1992 to November 1996)                           Systech Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia                   81           None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of the
                                                     advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of
                                                     the advisor since September 2000; Trustee and
                                                     Chairman of the Board of Stein Roe Mutual Funds
                                                     since October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000 (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)

*  Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


[THIS PAGE INTENTIONALLY LEFT BLANK]


OFFICERS AND TRANSFER AGENT

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)     President    2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group since 2001;
590 Madison Avenue, 36th Floor                      President, Chief Executive Officer and Chief Investment Officer of Fleet
Mail Stop NY EH 30636A                              Investment Advisors Inc. since 2000 (formerly Managing Director and Head of U.S.
New York, NY 10022                                  Equity, J.P. Morgan Investment Management from November 1996 to August 2000)

Vicki L. Benjamin (age 41)   Chief       2001       Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center      Accounting                Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111          Officer and               2001; Vice President of LFG since April 2001 (formerly Vice President, Corporate
                          Controller                Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit
                                                    Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May
                                                    1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton       Treasurer     2000       Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
(age 38)                                            (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
One Financial Center                                February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
Boston, MA 02111                                    (formerly Controller from May 2000 to February 2001); Senior Vice President of
                                                    LFG since January 2001 (formerly Vice President from April 2000 to January 2001;
                                                    Vice President of Colonial Management Associates, Inc. from February 1998 to
                                                    October 2000; Senior Tax Manager; Coopers & Lybrand, LLP from April 1996 to
                                                    January 1998)

Jean S. Loewenberg         Secretary     2002       Secretary of Liberty Funds and Liberty All-Star Funds since February 2002;
(age 57)                                            Senior Vice President and Group Senior Counsel, Fleet National Bank since
One Financial Center                                November 1996
Boston, MA 02111

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Floating Rate Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Floating Rate Fund.

This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Floating Rate Fund

Liberty Floating Rate Fund  ANNUAL REPORT, AUGUST 31, 2002


[logo]:LIBERTY FUNDS

A MEMBER OF COLUMBIA MANAGEMENT GROUP

(C)2002 LIBERTY FUNDS DISTRIBUTOR, INC.
A MEMBER OF COLUMBIA MANAGEMENT GROUP
ONE FINANCIAL CENTER, BOSTON, MA  02111-2621


PRSRT STD
U.S. POSTAGE
PAID
HOLLISTON, MA
PERMIT NO. 20




761-02/993K-0802 (10/02)   02/2135